                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
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                            MFS SPECIAL VALUE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Special Value Trust

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                                   SHARES/PAR      VALUE ($)
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
BONDS - 68.1%
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AIRLINES 0.9%
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Continental Airlines, Inc., 8.307%, 2018                                                       $   210,553           $    203,537
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Continental Airlines, Inc., 6.795%, 2018                                                           313,449                297,873
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Continental Airlines, Inc., 7.566%, 2020                                                            55,017                 53,970
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                                                                                                                     $    555,380
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APPAREL MANUFACTURERS 1.1%
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Levi Strauss & Co., 9.75%, 2015                                                                $   345,000           $    353,625
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Propex Fabrics, Inc., 10%, 2012                                                                    395,000                351,550
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                                                                                                                     $    705,175
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ASSET BACKED & SECURITIZED 2.9%
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Anthracite CDO Ltd., 6%, 2037 (z)                                                              $   450,000           $    410,027
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Asset Securitization Corp., FRN, 8.4991%, 2029 (z)                                                 700,000                666,859
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Falcon Franchise Loan LLC, FRN, 3.9126%, 2025 (i)(z)                                               589,495                 94,811
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Morgan Stanley Capital I, Inc., FRN, 1.4476%, 2039 (a)(i)                                          697,506                 46,849
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Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                              225,000                202,219
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Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                               300,000                270,915
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Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                             187,000                169,469
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                                                                                                                     $  1,861,149
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AUTOMOTIVE 7.1%
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American Axle & Manufacturing, Inc., 5.25%, 2014                                               $   100,000           $     82,500
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Cooper Standard Automotive, Inc., 8.375%, 2014                                                     365,000                273,750
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Ford Motor Credit Co., 6.625%, 2008                                                                414,000                398,810
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Ford Motor Credit Co., 5.625%, 2008                                                                120,000                112,697
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Ford Motor Credit Co., 5.8%, 2009                                                                  475,000                441,605
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Ford Motor Credit Co., 9.75%, 2010 (a)                                                             100,000                 98,975
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Ford Motor Credit Co., 8.625%, 2010                                                                125,000                120,165
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Ford Motor Credit Co., 7%, 2013                                                                    492,000                432,136
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General Motors Acceptance Corp., 6.875%, 2011                                                      224,000                216,898
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General Motors Acceptance Corp., 6.75%, 2014                                                       937,000                882,015
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General Motors Acceptance Corp., 8%, 2031                                                          444,000                435,432
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General Motors Corp., 8.375%, 2033                                                                 231,000                189,420
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Goodyear Tire & Rubber Co., 9%, 2015                                                               575,000                553,437
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Lear Corp., 8.11%, 2009                                                                            259,000                251,878
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Lear Corp., 5.75%, 2014                                                                             70,000                 56,700
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                                                                                                                     $  4,546,418
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BANKS & CREDIT COMPANIES 0.7%
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ATF Bank, 9%, 2016 (a)                                                                         $   142,000           $    140,608
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ATF Bank JSC, 9.25%, 2012 (a)                                                                      219,000                223,106
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Russian Standard Finance S.A., 8.625%, 2011 (a)                                                    101,000                 99,106
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                                                                                                                     $    462,820
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BROADCASTING 4.7%
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Allbritton Communications Co., 7.75%, 2012                                                     $   350,000           $    346,500
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EchoStar DBS Corp., 6.375%, 2011                                                                   150,000                146,625
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Granite Broadcasting Corp., 9.75%, 2010                                                            340,000                315,350
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Hughes Network Systems LLC, 9.5%, 2014 (a)                                                         145,000                144,275
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Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                               360,000                307,800
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Intelsat Ltd., 7.625%, 2012                                                                        230,000                191,762
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Intelsat Ltd., 9.25%, 2016 (a)                                                                     125,000                127,812
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Intelsat Ltd., 11.25%, 2016 (a)                                                                     45,000                 45,450
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Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)                                                       180,000                121,950
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 135,000                133,650
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LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                  875,000                721,875
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XM Satellite Radio, Inc., 9.75%, 2014 (a)                                                          295,000                272,138
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Young Broadcasting, Inc., 10%, 2011                                                                110,000                100,925
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                                                                                                                     $  2,976,112
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BUILDING 2.0%
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Goodman Global Holdings, Inc., 7.875%, 2012                                                    $   335,000           $    310,712
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Interface, Inc., 10.375%, 2010                                                                     180,000                196,650
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Interface, Inc., 9.5%, 2014                                                                        170,000                174,250
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Nortek Holdings, Inc., 8.5%, 2014                                                                   65,000                 60,775
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                  807,000                564,900
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                                                                                                                     $  1,307,287
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BUSINESS SERVICES 0.8%
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Nortel Networks Ltd., 10.75%, 2016 (a)                                                         $   150,000           $    153,188
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Northern Telecom Corp., 6.875%, 2023                                                                75,000                 59,625
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SunGard Data Systems, 10.25%, 2015                                                                 280,000                283,850
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                                                                                                                     $    496,663
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CABLE TV 3.9%
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Cablevision Systems Corp., 8%, 2012                                                            $   180,000           $    178,200
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CCH I Holdings LLC, 9.92%, 2014                                                                    358,000                229,120
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CCH I Holdings LLC, 11%, 2015                                                                      808,000                725,180
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Corsair B.V., FRN, 11.35%, 2016                                                                     95,094                 95,094
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CSC Holdings, Inc., 7.25%, 2012 (a)                                                                110,000                106,287
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Kabel Deutschland, 10.625%, 2014 (a)                                                               230,000                243,800
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Mediacom LLC, 9.5%, 2013                                                                           440,000                445,500
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Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (a)                                         510,000                433,500
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                                                                                                                     $  2,456,681
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CHEMICALS 3.8%
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Basell AF SCA, 8.375%, 2015 (a)                                                                $   395,000           $    383,644
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Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                             36,000                 28,440
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Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                          455,000                354,900
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Equistar Chemicals, 10.625%, 2011                                                                   40,000                 43,000
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Huntsman International LLC, 10.125%, 2009                                                            1,000                  1,015
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Huntsman International LLC, 7.375%, 2015 (a)                                                       175,000                162,531
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KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                      547,000                400,677
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Lyondell Chemical Co., 11.125%, 2012                                                               340,000                370,175
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Nalco Co., 8.875%, 2013                                                                            505,000                510,050
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Polypore, Inc., 8.75%, 2012                                                                        195,000                186,469
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Rockwood Specialties Group, Inc., 10.625%, 2011                                                      4,000                  4,300
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                                                                                                                     $  2,445,201
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CONSTRUCTION 0.0%
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Technical Olympic USA, Inc., 7.5%, 2015                                                        $    35,000           $     27,125
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CONSUMER GOODS & SERVICES 1.8%
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AAC Group Holding Corp., 12.75%, 2012 (a)(p)                                                   $   236,000           $    239,540
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Affinion Group, Inc., 11.5%, 2015 (a)                                                              195,000                195,487
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GEO Group, Inc., 8.25%, 2013                                                                       210,000                208,950
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Jarden Corp., 9.75%, 2012                                                                          105,000                109,200
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Playtex Products, Inc., 9.375%, 2011                                                                65,000                 67,844
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Revlon Consumer Products Corp., 9.5%, 2011                                                         375,000                316,875
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Simmons Co., 7.875%, 2014                                                                           40,000                 37,700
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                                                                                                                     $  1,175,596
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CONTAINERS 1.3%
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Crown Americas, 7.75%, 2015 (a)                                                                $   140,000           $    138,075
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Graham Packaging Co. LP, 9.875%, 2014                                                              515,000                500,837
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  160,000                162,000
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                                                                                                                     $    800,912
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DEFENSE ELECTRONICS 0.2%
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L-3 Communications Holdings, Inc., 6.125%, 2014                                                $   130,000           $    124,475
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ELECTRONICS 0.3%
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Magnachip Semiconductor S.A., 8%, 2014                                                         $    20,000           $     13,250
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Sensata Technologies B.V., 8%, 2014 (a)                                                            220,000                211,200
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                                                                                                                     $    224,450
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EMERGING MARKET QUASI-SOVEREIGN 0.6%
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Gazprom OAO, 9.625%, 2013 (a)                                                                  $   150,000           $    175,500
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Gazprom OAO, 9.625%, 2013                                                                           60,000                 70,200
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Pemex Project Funding Master Trust, 8.625%, 2022                                                   143,000                166,417
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                                                                                                                     $    412,117
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EMERGING MARKET SOVEREIGN 0.8%
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Federative Republic of Brazil, 8.875%, 2019                                                    $   242,000           $    280,720
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Republic of Argentina, FRN, 0%, 2035                                                             1,066,000                 99,138
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Republic of Panama, 9.375%, 2029                                                                    93,000                114,390
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Republic of Panama, 6.7%, 2036                                                                      28,000                 26,600
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                                                                                                                     $    520,848
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ENERGY INDEPENDENT 1.4%
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Chesapeake Energy Corp., 6.375%, 2015                                                          $   425,000           $    399,500
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Chesapeake Energy Corp., 6.875%, 2016                                                              285,000                275,025
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Hilcorp Energy I, 9%, 2016 (a)                                                                      75,000                 77,625
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Whiting Petroleum Corp., 7%, 2014                                                                  135,000                132,300
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                                                                                                                     $    884,450
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ENTERTAINMENT 1.9%
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AMC Entertainment, Inc., 11%, 2016                                                             $   180,000           $    194,400
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HRP Myrtle Beach Operations, FRN, 9.8181%, 2012 (z)                                                155,000                153,837
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Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                    415,000                306,063
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Six Flags, Inc., 8.875%, 2010                                                                      180,000                173,475
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Six Flags, Inc., 9.75%, 2013                                                                       390,000                358,313
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                                                                                                                     $  1,186,088
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FOOD & BEVERAGES 0.5%
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Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                                            $   359,000           $    341,050
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FOREST & PAPER PRODUCTS 3.2%
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Graphic Packaging International Corp., 9.5%, 2013                                              $   545,000           $    545,000
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Jefferson Smurfit Corp., 8.25%, 2012                                                               625,000                590,625
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JSG Funding LLC, 11.5%, 2015 (a)(p)                                                           EUR  295,712                384,293
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JSG Funding PLC, 7.75%, 2015                                                                   $    30,000                 27,375
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Millar Western Forest Products Ltd., 7.75%, 2013                                                   235,000                178,013
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Sino-Forest Corp., 9.125%, 2011 (a)                                                                 12,000                 12,390
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Stone Container Corp., 7.375%, 2014                                                                 90,000                 80,100
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Verso Paper Holdings LLC, 9.125%, 2014 (a)                                                         100,000                100,000
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Verso Paper Holdings LLC, 11.375%, 2016 (a)                                                         95,000                 94,525
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                                                                                                                     $  2,012,321
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GAMING & LODGING 3.6%
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Greektown Holdings, 10.75%, 2013 (a)                                                           $   345,000           $    364,837
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Majestic Star Casino LLC, 9.75%, 2011 (a)                                                          125,000                123,125
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MTR Gaming Group, Inc., 9%, 2012 (a)                                                                80,000                 81,200
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NCL Corp. Ltd., 11.625%, 2014                                                                      360,000                351,000
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Pinnacle Entertainment, Inc., 8.25%, 2012                                                      $   195,000           $    194,513
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Pokagon Gaming Authority, 10.375%, 2014 (a)                                                        215,000                224,675
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Resorts International Hotel & Casino, Inc., 11.5%, 2009                                            400,000                428,000
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Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                             320,000                307,200
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Wynn Las Vegas LLC, 6.625%, 2014                                                                   230,000                216,775
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                                                                                                                     $  2,291,325
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INDUSTRIAL 2.8%
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Amsted Industries, Inc., 10.25%, 2011 (z)                                                      $   195,000           $    209,625
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Da-Lite Screen Co., Inc., 9.5%, 2011                                                               120,000                126,300
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Education Management LLC, 10.25%, 2016 (a)                                                         205,000                207,050
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Interline Brands, Inc., 8.125%, 2014 (a)                                                            60,000                 60,450
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                  380,000                376,200
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JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                         335,000                284,750
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Knowledge Learning Corp., 7.75%, 2015 (z)                                                           85,000                 78,200
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Milacron Escrow Corp., 11.5%, 2011                                                                 390,000                360,750
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RBS Global & Rexnord Corp., 11.75%, 2016 (a)                                                        80,000                 81,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,785,125
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MACHINERY & TOOLS 0.9%
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Case Corp., 7.25%, 2016                                                                        $   220,000           $    213,400
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Case New Holland, Inc., 9.25%, 2011                                                                120,000                126,450
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Case New Holland, Inc., 7.125%, 2014                                                               215,000                209,087
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                                                                                                                     $    548,937
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MEDICAL & HEALTH TECHNOLOGY & SERVICES 3.4%
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Accellent, Inc., 10.5%, 2013                                                                   $   135,000           $    139,050
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CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                   370,000                261,775
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DaVita, Inc., 6.625%, 2013                                                                          80,000                 76,200
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DaVita, Inc., 7.25%, 2015                                                                          150,000                143,437
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Hanger Orthopedic Group, 10.25%, 2014 (a)                                                          155,000                153,837
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HCA, Inc., 8.75%, 2010                                                                              70,000                 70,525
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HCA, Inc., 6.375%, 2015                                                                            365,000                292,912
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HealthSouth Corp., 10.75%, 2016 (a)                                                                415,000                396,325
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Select Medical Corp., 7.625%, 2015                                                                 175,000                148,750
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Triad Hospitals, Inc., 7%, 2013                                                                    125,000                119,375
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US Oncology, Inc., 10.75%, 2014                                                                    275,000                298,375
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Vanguard Health Holding II, 9%, 2014                                                                50,000                 48,375
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                                                                                                                     $  2,148,936
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NATURAL GAS PIPELINE 1.3%
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ANR Pipeline Co., 9.625%, 2021                                                                 $   105,000           $    124,723
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Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                                        80,000                 80,600
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Colorado Interstate Gas Co., 5.95%, 2015                                                            95,000                 87,642
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El Paso Energy Corp., 7%, 2011                                                                     250,000                247,812
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El Paso Energy Corp., 7.75%, 2013                                                                  165,000                167,681
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El Paso Performance-Linked, 7.75%, 2011 (a)                                                        140,000                140,875
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                                                                                                                     $    849,333
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NETWORK & TELECOM 3.0%
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Cincinnati Bell, Inc., 8.375%, 2014                                                            $   195,000           $    191,100
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Citizens Communications Co., 9.25%, 2011                                                           170,000                184,450
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Citizens Communications Co., 9%, 2031                                                              240,000                246,000
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Global Crossing UK Finance, 10.75%, 2014                                                           180,000                190,800
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Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                 130,000                132,600
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Hawaiian Telecom Communications, Inc., 12.5%, 2015                                                 190,000                200,450
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Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                                    105,000                108,150
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Qwest Corp., 7.875%, 2011                                                                          145,000                150,075
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Qwest Corp., 8.875%, 2012                                                                          175,000                188,563
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Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     70,000                 71,925
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Verizon New York, Inc., 7.375%, 2032                                                               144,000                145,558
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Windstream Corp., 8.625%, 2016 (a)                                                                  95,000                 98,800
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                                                                                                                     $  1,908,471
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OIL SERVICES 0.4%
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Basic Energy Services, Inc., 7.125%, 2016 (a)                                                  $   110,000           $    102,575
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Hanover Compressor Co., 9%, 2014                                                                   125,000                133,125
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                                                                                                                     $    235,700
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PHARMACEUTICALS 0.6%
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Warner Chilcott Corp., 8.75%, 2015                                                             $   375,000           $    372,188
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PRINTING & PUBLISHING 3.3%
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American Media Operations, Inc., 8.875%, 2011                                                  $   260,000           $    228,800
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Dex Media, Inc., 0% to 2008, 9% to 2013                                                            545,000                449,625
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Dex Media, Inc., 0% to 2008, 9% to 2013                                                            210,000                173,250
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Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                                    385,000                318,587
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PRIMEDIA, Inc., 8.875%, 2011                                                                       295,000                280,988
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PRIMEDIA, Inc., 8%, 2013                                                                            25,000                 21,938
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R.H. Donnelley Corp., 8.875%, 2016                                                                 240,000                239,100
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WDAC Subsidiary Corp., 8.375%, 2014 (a)                                                            365,000                363,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,075,463
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RAILROAD & SHIPPING 0.2%
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TFM S.A. de C.V., 9.375%, 2012                                                                 $   121,000           $    128,563
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RESTAURANTS 0.6%
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Denny's Corp. Holdings, Inc., 10%, 2012                                                        $   100,000           $    100,500
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El Pollo Loco, Inc., 11.75%, 2013 (a)                                                              135,000                153,900
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Uno Restaurant Corp., 10%, 2011 (z)                                                                195,000                150,638
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    405,038
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RETAILERS - 2.8%
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Buhrmann U.S., Inc., 7.875%, 2015                                                              $   180,000           $    174,600
---------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 11.125%, 2014 (a)                                         235,000                224,719
---------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 0% to 2008, 14.5% to 2014 (a)                             385,000                305,112
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                      170,000                169,575
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Eye Care Centers of America, 10.75%, 2015                                                          145,000                155,512
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Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                         115,000                111,837
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Jean Coutu Group (PJC), Inc., 8.5%, 2014                                                           125,000                116,719
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Mothers Work, Inc., 11.25%, 2010                                                                   145,000                152,975
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Neiman Marcus Group, Inc., 9%, 2015                                                                165,000                173,869
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                           140,000                148,575
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                                                          95,000                 79,088
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,812,581
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SPECIALTY STORES 0.7%
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GSC Holdings Corp., 8%, 2012                                                                   $   300,000           $    304,500
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                              125,000                127,969
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    432,469
---------------------------------------------------------------------------------------------------------------------------------
STEEL 0.3%
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Chaparral Steel Co., 10%, 2013                                                                 $   155,000           $    170,887
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SUPERMARKETS 0.1%
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Pathmark Stores, Inc., 8.75%, 2012                                                             $    60,000           $     56,100
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS WIRELESS 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                     $    30,000           $     29,925
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                     140,000                147,700
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Rogers Wireless, Inc., 7.5%, 2015                                                                   65,000                 66,625
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                  213,000                213,533
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (a)                                                    225,000                242,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    700,221
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015 (a)                                                        $   340,000           $    340,223
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 0.4%
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk, 8.75%, 2013 (a)                                              $   275,000           $    272,831
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRIC POWER 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (a)                                                         $   160,000           $    158,000
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                145,000                154,244
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                            130,000                145,275
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                              275,000                236,500
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                     430,000                420,325
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                   60,000                 56,100
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                               200,000                205,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,375,444
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $ 43,432,153
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COMMON STOCKS - 24.8%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (l)                                                                   7,600           $    558,524
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A" (l)                                                             30,000           $    252,600
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc., "B" (l)(n)                                                                               30           $        247
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (n)                                                                                  10,800           $    172,260
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (l)(n)                                                                             6,600                111,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    283,470
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (l)(n)                                                                               61,100           $  1,061,307
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp. (l)                                                                                     33,700           $    900,801
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co. (l)                                                                                      2,200           $    121,198
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                                             8,400           $    139,944
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (l)(n)                                                                         97,000              1,467,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,607,554
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             41,200           $  1,074,908
---------------------------------------------------------------------------------------------------------------------------------
ENERGY INDEPENDENT 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp. (l)                                                                                    15,200           $  1,071,144
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. (l)                                                                   3,000                114,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,185,564
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES 1.6%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc. (l)                                                                                        1,200           $     58,992
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (l)(n)                                                                      164,600                974,432
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,033,424
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Pall Corp. (l)                                                                                      35,400           $    923,232
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING 0.0%
---------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc. (n)                                                         254,700           $          0
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                              6,088           $    136,919
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (l)(n)                                                                       439,300           $    861,028
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES 3.2%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                                             36,830           $  2,023,072
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               24,600           $  1,192,362
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                                                         53,266           $          0
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp., REIT (l)                                                                                5,500           $    127,490
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co. (l)                                                                            8,500           $    189,295
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                                                             8                    111
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    189,406
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS WIRELESS 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                              3,878           $     84,075
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. (n)                                                               40,000           $          0
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp. (l)                                                                                     3,115                140,954
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc. (l)                                                                                       17,030                389,135
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                 62,300              1,233,540
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                    10,000                125,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,888,929
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRIC POWER 0.5%
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (l)(n)                                                                              6,227           $    306,680
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $ 15,812,790
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS 0.9% (G)(R)
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Bluegrass Container Co. LLC, Second Lien Term Loan, 10.4%, 2013                                $   284,090           $    286,458
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Inc., Term Loan B, 10.44%, 2012                                               $   291,199           $    291,199
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $    577,657
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE 0.4%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25% (l)                                                                11,705           $    230,003
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (z)                                                                                 100           $     79,750
---------------------------------------------------------------------------------------------------------------------------------
Mills Corp., "F", 6.75%                                                                                100           $     79,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    159,500
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                 $    389,503
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Ion Media Networks, Inc., 14.25% (p)                                                                   158           $  1,350,900
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                                    775                835,063
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,185,963
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14% (n)                                                                 1,266           $          0
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75% (l)                                                            200           $      5,166
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                             $  2,191,129
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                           STRIKE PRICE    FIRST EXERCISE             SHARES/PAR    VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc., "B" (n)                                              $ 61.54        12/10/2001        5,841           $         117
----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment                             N/A            N/A            9,315           $     326,025
Obligation, expires 2020
----------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Metricom, Inc. (n)                                                  $ 87.00         8/15/2000          775           $           0
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                        $ 52.00        12/31/2002           14           $           1
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                                                     $     326,143
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06 (y)                                                 $   155,000           $    155,000
----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.9%
----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               $10,130,366           $  10,130,366
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $  73,014,741
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.5)%                                                                                (9,246,439)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $  63,768,302
----------------------------------------------------------------------------------------------------------------------------------


(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,057,601, representing 14.2% of net assets.

(e) The rate shown represents a current effective yield.

(g) The rate shown represents a weighted average coupon rate on settled positions at period end.

(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k) As of July 31, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $43,661,873 and 59.80% of market value. An independent pricing service provided an evaluated bid for 58.05% of the market value.

(l) All or a portion of this security is on loan.

(n) Non-income producing security.

(p) Payment-in-kind security.

(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y) The rate shown represents an annualized yield at time of purchase.

(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                           ACQUISITION         ACQUISITION           CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                         DATE                 COST            MARKET VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                       7/19/2004          $   213,663         $  209,625
Anthracite CDO Ltd., 6%, 2037                               5/14/2002              290,438            410,027
Asset Securitization Corp., FRN, 8.4991%, 2029              1/25/2005              604,160            666,859
Falcon Franchise Loan LLC, FRN, 3.9126%, 2025               1/29/2003              105,888             94,811
HRP Myrtle Beach Operations, FRN, 9.8181%, 2012             3/23/2006              155,000            153,837
Knowledge Learning Corp., 7.75%, 2015                       1/28/2005               85,000             78,200
Mills Corp., 6.75%                                          3/30/2006               78,750             79,750
Preferred Term Securities XII Ltd., 9.8%, 2033              1/7/2005               236,250            202,219
Preferred Term Securities XVI Ltd., 14%, 2035               12/8/2004              300,000            270,915
Preferred Term Securities XVII Ltd., 9.3%, 2035             3/9/2005               187,000            169,469
Uno Restaurant Corp., 10%, 2011                             1/31/2005              192,812            150,638
------------------------------------------------------------------------------------------------------------------------------
TOTAL RESTRICTED SECURITIES                                                                        $2,486,350           3.9%
                                                                                                ==============================

The following abbreviations are used in this report and are defined:

ADR           American Depository Receipt
FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT          Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        EUR   Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SPECIAL VALUE TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 77,728,125
                                                                  ============
Gross unrealized appreciation                                     $  3,314,769
Gross unrealized depreciation                                       (8,028,153)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ (4,713,384)
                                                                  ============

(2) UNFUNDED LOAN COMMITMENTS
As of July 31, 2006, the portfolio had unfunded loan commitments of $90,909, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                      UNFUNDED       UNREALIZED
                                                        LOAN       APPRECIATION
BORROWER                                             COMMITMENT   (DEPRECIATION)
-------------------------------------------------------------------------------
Bluegrass Container Co. LLC, Second Lien Term Loan   $   90,909     $    758

At July 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

CREDIT DEFAULT SWAPS

                                                                    UNREALIZED
            NOTIONAL PRINCIPAL                                     APPRECIATION
EXPIRATION  AMOUNT OF CONTRACT               DESCRIPTION          (DEPRECIATION)
-------------------------------------------------------------------------------
 3/20/11       $ 500,000      Agreement between the trust and       $ (9,746)
                              Merrill Lynch International to
                              exchange the credit risk of
                              Sherwin-Williams Co. As a buyer
                              of protection, the trust agrees
                              to pay Merrill Lynch quarterly
                              at a fixed annual rate of 0.98%
                              of the notional amount of
                              $500,000 until maturity on March
                              20, 2011. If Sherwin-Williams
                              Co. experiences one of the
                              following credit events:
                              bankruptcy, failure to pay, or a
                              restructuring, the trust would
                              then purchase $500,000 par of
                              Sherwin-Williams bonds at the
                              post credit event market price,
                              and then deliver those bonds to
                              Merrill Lynch, who in turn would
                              deliver $500,000 in cash to the
                              trust.

At July 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.